Contingent Liabilities and Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities

	2023 US$m	2022 US$m
Contingent liabilities at reporting date
Contingent liabilities	260	161
Guarantees	2	2
	262	163